Remaining Maturity of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held to Maturity - Amortized Cost
Due in One Year or Less	$ 2,029.5	$ 199.5
Due After One Year Through Five Years	268.1	355.4
Due After Five Years Through Ten Years	45.4	215.5
Due After Ten Years	39.0	28.8
Total	2,382.0	799.2
Held to Maturity - Fair Value
Due in One Year or Less	2,030.6	200.9
Due After One Year Through Five Years	280.2	365.5
Due After Five Years Through Ten Years	49.8	226.1
Due After Ten Years	34.2	24.6
Fair Value	$ 2,394.8	$ 817.1